Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Amendment No. 1
Document Period End Date	Sep. 30, 2016
Trading Symbol	RXII
Entity Registrant Name	RXi Pharmaceuticals Corp
Entity Central Index Key	0001533040
Entity Filer Category	Smaller Reporting Company